Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Wells Fargo net income	$ 21,878	$ 18,897	$ 15,869
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	(7,661)	5,143	(588)
Reclassification of net gains to net income, Before tax	(285)	(271)	(696)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period, Before tax	(32)	52	190
Reclassification of net gains on cash flow hedges to net income, Before tax	(296)	(388)	(571)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	1,533	(775)	(1,079)
Amortization of net actuarial loss, settlements and other to net income, Before tax	276	144	99
Foreign currency translation adjustments:
Net unrealized losses arising during the period, Before tax	(44)	(6)	(37)
Reclassification of net gains to net income, Before tax	(12)	(10)	0
Other comprehensive income (loss), Before tax	(6,521)	3,889	(2,682)
Income tax (expense) benefit related to other comprehensive income	2,524	(1,442)	1,139
Other comprehensive income (loss), Net of tax	(3,997)	2,447	(1,543)
Less: Other comprehensive income from noncontrolling interests	267	4	(12)
Wells Fargo other comprehensive income (loss), net of tax	(4,264)	2,443	(1,531)
Wells Fargo comprehensive income	17,614	21,340	14,338
Comprehensive income from noncontrolling interests	613	475	330
Total comprehensive income	18,227	21,815	14,668
Total Wells Fargo stockholders' equity [Member]
Wells Fargo net income	21,878	18,897	15,869
Foreign currency translation adjustments:
Wells Fargo other comprehensive income (loss), net of tax	(4,264)	2,443	(1,531)
Noncontrolling interests [Member]
Foreign currency translation adjustments:
Less: Other comprehensive income from noncontrolling interests	$ 267	$ 4	$ (12)